MAJOR CUSTOMER (Details) - Customer A [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Revenues [Member] | Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	90.00%	70.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	71.00%		65.00%